EMPLOYEE BENEFITS OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The employee benefits obligations are as follows:

	2025	2024
Funded defined benefit pension obligations	$599.2	$476.3
Fair value of plan assets	585.9	542.0
Funded defined benefit pension obligations (surplus) – net	$13.3	$(65.7)
Unfunded defined benefit pension obligations	109.2	98.7
Employee benefits obligations - net	$122.5	$33.0
Employee benefit assets	$(11.6)	$(65.7)
Employee benefit obligations	$134.1	$98.7

Changes in funded defined benefit pension obligations and fair value of plan assets are as follows:

			2025			2024
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$471.3	$5.0	$476.3	$585.5	$5.2	$590.7
Current service cost	32.9	—	32.9	31.9	—	31.9
Interest cost	22.4	0.3	22.7	22.5	0.3	22.8
Past service cost	—	—	—	2.9	—	2.9
Actuarial loss (gain) arising from:
Experience adjustments	43.3	0.1	43.4	(3.0)	—	(3.0)
Economic assumptions	23.3	(0.1)	23.2	4.6	—	4.6
Demographic assumptions	—	—	—	—	(0.1)	(0.1)
Employee contributions	12.9	—	12.9	9.5	—	9.5
Pension benefits paid	(12.3)	(0.3)	(12.6)	(14.0)	(0.4)	(14.4)
Settlements	—	—	—	(168.9)	—	(168.9)
Net transfers	—	—	—	0.3	—	0.3
Foreign currency exchange differences	—	0.4	0.4	—	—	—
Pension obligations, end of year	$593.8	$5.4	$599.2	$471.3	$5.0	$476.3
Fair value of plan assets, beginning of year	$535.0	$7.0	$542.0	$635.3	$6.4	$641.7
Interest income	26.0	0.4	26.4	25.1	0.3	25.4
Return on plan assets, excluding amounts
included in interest income	14.3	(0.1)	14.2	18.2	0.3	18.5
Employer contributions	1.8	—	1.8	24.9	0.3	25.2
Employee contributions	12.9	—	12.9	9.5	—	9.5
Pension benefits paid	(12.3)	(0.3)	(12.6)	(14.0)	(0.4)	(14.4)
Settlements	1.4	—	1.4	(163.5)	—	(163.5)
Net transfers	—	—	—	0.3	—	0.3
Administrative costs	(0.8)	—	(0.8)	(0.8)	—	(0.8)
Foreign currency exchange differences	—	0.6	0.6	—	0.1	0.1
Fair value of plan assets, end of year	$578.3	$7.6	$585.9	$535.0	$7.0	$542.0
Changes in unfunded defined benefit pension obligations are as follows:

			2025			2024
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$86.2	$12.5	$98.7	$81.3	$10.5	$91.8
Current service cost	4.1	0.7	4.8	3.9	1.3	5.2
Interest cost	4.0	0.4	4.4	3.9	0.5	4.4
Past service cost	3.6	(1.2)	2.4	—	—	—
Actuarial loss (gain) arising from:
Experience adjustments	(0.2)	(1.0)	(1.2)	(0.4)	0.4	—
Economic assumptions	2.8	0.3	3.1	0.5	0.5	1.0
Pension benefits paid	(3.1)	(0.7)	(3.8)	(3.0)	(0.7)	(3.7)
Foreign currency exchange differences	—	0.8	0.8	—	—	—
Pension obligations, end of year	$97.4	$11.8	$109.2	$86.2	$12.5	$98.7

Disclosure of additional information about defined benefit plans
Net pension cost is as follows:

			2025			2024
Canadian		Foreign	Total	Canadian	Foreign	Total
Funded plans
Current service cost	$32.9	$—	$32.9	$31.9	$—	$31.9
Interest cost	22.4	0.3	22.7	22.5	0.3	22.8
Interest income	(26.0)	(0.4)	(26.4)	(25.1)	(0.3)	(25.4)
Past service cost	—	—	—	2.9	—	2.9
Settlement gain	(1.4)	—	(1.4)	(5.4)	—	(5.4)
Administrative cost	0.8	—	0.8	0.8	—	0.8
Net pension cost of funded plans	$28.7	$(0.1)	$28.6	$27.6	$—	$27.6
Unfunded plans
Current service cost	$4.1	$0.7	$4.8	$3.9	$1.3	$5.2
Interest cost	4.0	0.4	4.4	3.9	0.5	4.4
Past service cost	3.6	(1.2)	2.4	—	—	—
Net pension cost of unfunded plans	$11.7	$(0.1)	$11.6	$7.8	$1.8	$9.6
Total net pension cost	$40.4	$(0.2)	$40.2	$35.4	$1.8	$37.2

Disclosure of fair value of plan assets
Fair value of the plan assets, by major categories, are as follows:

(amounts in millions)			2025			2024
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Canadian plans
Equity funds
Canadian	$—	$43.5	$43.5	$—	$35.0	$35.0
Foreign	—	157.8	157.8	—	130.8	130.8
Bond funds
Government	—	135.3	135.3	—	117.4	117.4
Corporate	—	63.4	63.4	—	58.7	58.7
Private and property investments	—	151.6	151.6	—	180.9	180.9
Cash and cash equivalents	—	14.6	14.6	—	9.9	9.9
Other	—	12.1	12.1	—	2.3	2.3
Total Canadian plans	$—	$578.3	$578.3	$—	$535.0	$535.0
Foreign plans
Equity instruments	$0.4	$—	$0.4	$2.5	$—	$2.5
Debt instruments
Corporate	6.9	—	6.9	3.4	—	3.4
Other	—	0.3	0.3	—	1.1	1.1
Total Foreign plans	$7.3	$0.3	$7.6	$5.9	$1.1	$7.0
Total plans	$7.3	$578.6	$585.9	$5.9	$536.1	$542.0

Assumptions for defined benefit plans
Significant assumptions (weighted average) used are as follows:

		Canadian		Foreign
	2025	2024	2025	2024
Pension obligations as at March 31:
Discount rate	4.71%	5.00%	4.25%	4.43%
Compensation rate increases	3.67%	3.69%	2.48%	2.68%
Net pension cost for years ended March 31:
Discount rate	5.00%	5.05%	4.43%	4.70%
Compensation rate increases	3.69%	3.66%	2.68%	2.54%

Assumptions regarding future mortality are based on actuarial advice in accordance with published statistics and mortality tables and experience in each territory. The mortality tables and the average life expectancy in years for a member age 45 and 65 are as follows:

As at March 31, 2025		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables	23.9	22.5	26.3	25.0
Germany	Heubeck RT2018G	23.8	21.0	26.6	24.4
United Kingdom	S4PFA M CMI 2023	22.6	21.2	24.9	23.4
United States	CPM private tables	25.1	23.7	26.5	25.2

As at March 31, 2024		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables	23.8	22.4	26.3	25.0
Germany	Heubeck RT2018G	23.5	20.8	26.4	24.2
United Kingdom	S3PFA M CMI 2022	22.7	21.4	24.8	23.3
United States	CPM private tables	25.0	23.6	26.5	25.5

Disclosure of sensitivity analysis for actuarial assumptions
The impact on the defined benefit obligation as a result of a 0.25% change in the significant assumptions as at March 31, 2025 are as follows:

		Funded plans	Unfunded plans
Canadian		Foreign	Canadian	Foreign	Total
Discount rate:
Increase	$(27.9)	$(0.1)	$(2.5)	$(0.3)	$(30.8)
Decrease	30.2	0.1	2.7	0.4	33.4
Compensation rate:
Increase	11.1	—	0.5	—	11.6
Decrease	(10.6)	—	(0.5)	—	(11.1)

Expected future employer contribution
Contributions reflect actuarial assumptions of future investment returns, salary projections and future service benefits. The expected employer contributions and expected benefits paid for the next fiscal year are as follows:

	Canadian	Foreign	Total
Expected employer contributions in funded plans	$20.8	$—	$20.8
Expected benefits paid in unfunded plans	3.0	0.8	3.8